OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
In millions of COP
Interest on debt instruments using the effective interest method	160,200	129,017	159,890
Interest and valuation on financial instruments
Debt investments	881,985	472,357	699,841
Derivatives	(182,769)	(22,575)	(61,667)
Spot transactions	483	(13,734)	3,517
Repos	(175,259)	(51,438)	(116,268)
Total Interest and valuation on financial instruments	524,440	384,610	525,423

Schedule of interest on financial liability instruments

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2019, 2018 and 2017:

	2019		2018	2017
In millions of COP
Deposits	(4,164,798)		(3,852,061)	(4,279,316)
Debt instruments in issue	(1,164,808)		(1,139,456)	(1,191,000)
Borrowing costs	(627,058)	(1)	(583,321)	(672,472)
Interest right of use assets(2)	(121,946)		-	-
Preferred shares	(57,908)		(58,714)	(58,714)
Borrowings from other financial institutions	(21,663)		(18,134)	(15,860)
Other interest	(21,613)		(18,530)	(15,624)
Interest expenses	(6,179,794)		(5,670,216)	(6,232,986)
(1)	Includes the expense recognized for borrowing cost of the subsidiaries sold during 2019 for COP 1,224.
(2)	For more information refer to Note 7 Leases and Note 32 Impacts on application of new standars.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts w370,671ith customers as at December 31, 2019, 2018 and 2017:

As of December 31, 2019

											Adjustments
	Banking	Banking	Banking El	Banking		Investment			All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Off Shore	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	422,943	77,976	99,222	52,627	-	-	-	15,683	-	668,451	-	668,451
Credit and debit card fees and commercial estabilshments	1,421,039	200,372	117,541	78,764	-	-	-	4,230	-	1,821,946	-	1,821,946
Brokerage	-	7,893	-	24	-	-	18,617	-	-	26,534	-	26,534
Acceptances, Guarantees and Standby Letters of Credit	32,829	14,369	5,541	2,440	-	-	-	844	-	56,023	-	56,023
Trust	-	13,033	1,713	572	349,402	-	80,534	41	509	445,804	-	445,804
Securities brokerage	-	391	1,496	-	-	30,142	6,961	-	-	38,990	-	38,990
Bancassurance	607,758	35,014	160	-	36	7	51	-	-	643,026	-	643,026
Payment and collections	623,758	-	-	-	-	-	-	-	-	623,758	-	623,758
Others	161,420	1,007	42,636	36,427	-	680	7,201	5,002	79	254,452	(12)	254,440
Total revenue from contracts with customers(1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

As of December 31, 2018

											Adjustments
	Banking	Banking	Banking El	Banking		Investment			All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Off Shore	Segments	eliminations	consolidation	eliminations
											purposes(1)
Revenue from contracts with customers	In millions of COP
Fees and Commissions
Banking services	370,671	66,569	85,615	39,610	-	-	-	12,783	-	575,248	-	575,248
Credit and debit card fees and commercial estabilshments	1,258,047	185,466	97,163	66,731	-	-	-	3,707	-	1,611,114	-	1,611,114
Brokerage	-	7,033	-	29	-	-	20,012	-	-	27,074	-	27,074
Acceptances, Guarantees and Standby Letters of Credit	33,313	15,352	4,749	3,055	-	-	-	897	-	57,366	-	57,366
Trust	-	8,184	1,411	645	313,886	-	81,502	37	104	405,769	-	405,769
Securities brokerage	-	1,200	1,212	-	-	20,262	9,530	-	-	32,204	-	32,204
Bancassurance	495,232	28,466	112	-	-	-	-	-	-	523,810	-	523,810
Payment and collections	559,139	-	-	4,084	-	-	-	-	-	563,223	-	563,223
Others	124,900	492	36,852	27,099	22	9	2,926	3,416	2,884	198,600	(149)	198,451
Total revenue from contracts with customers(1)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

As of December 31, 2017

											Adjustments
	Banking	Banking	Banking El	Banking		Investment			All Other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Off Shore	Segments	eliminations	consolidation	eliminations
											purposes
Revenue from contracts with customers (1)	In millions of COP
Fees and Commissions
Banking services	335,101	177,930	80,672	38,643	-	-	-	15,821	-	648,167	-	648,167
Credit and debit card fees and comercial	1,080,814	80,348	89,330	51,175	-	-	-	2,876	-	1,304,543	-	1,304,543
Brokerage	-	2,302	-	35	-	-	20,593	-	-	22,930	-	22,930
Acceptances, Guarantees and Standby Letters of Credit	41,077	15,699	4,080	2,210	-	-	-	404	-	63,470	-	63,470
Trust	-	4,510	1,335	713	285,648	-	68,180	36	(58)	360,364	-	360,364
Securities brokerage	-	2,702	-	-	-	28,747	6,778	-	843	39,070	-	39,070
Bancassurance	427,190	23,847	-	-	-	-	-	-	85	451,122	-	451,122
Payments and collections	531,567	-	-	4,369	-	-	-	-	-	535,936	-	535,936
Others	115,472	10,415	35,742	28,877	-	-	1,634	253	3,119	195,512	-	195,512
Total revenue from contracts with customers(1)	2,531,221	317,753	211,159	126,022	285,648	28,747	97,185	19,390	3,989	3,621,114	-	3,621,114
(1)	For further information about composition of Bank’ segments see Note 3 Operating segments.

Schedule of contract assets and liabilities

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2019, 2018 and 2017:

	2019	2018	2017
	In millions of COP
Accounts receivable from contracts with customers, net(1)	169,109	86,759	90,590
Contract liabilities	60,791	75,845	118,857
(1)	The impairment corresponding to the receivable accounts from contracts from customers is COP 9,769, COP 11,975 and COP 9,639 for the year 2019, 2018 and 2017, respectively.

Schedule of other operating income

Fees and Commissions Expenses	2019	2018	2017
	In millions of COP
Banking services	(630,583)	(542,628)	(508,462)
Call center and web page	(423,630)	(309,403)	(291,602)
Others	(499,026)	(361,025)	(275,051)
Expenses for commissions	(1,553,239)	(1,213,056)	(1,075,115)

Schedule of other operating income net

The following table sets forth the detail of other operating income net for the years ended December 31, 2019, 2018 and 2017:

Other operating income	2019	2018	2017
	In millions of COP
Leases	682,525	624,062	563,861
Net foreign exchange and Derivatives Foreign exchange contracts (1)	219,835	61,391	315,985
Services	170,494	170,459	164,150
Gains on sale of assets	93,548	75,976	40,600
Investment property valuation (2)	93,197	77,350	55,573
Insurance(3)	60,452	54,679	49,640
Other reversals	49,079	47,657	140,012
Penalties for failure to contracts	28,554	16,302	19,881
Hedging	663	14,158	(3,678)
Others	136,900	109,533	207,713
Total Other operating income	1,535,247	1,251,567	1,553,737
(1)	Corresponds to the management of assets and liabilities in foreign currency.
(2)	See Note 11 Investment properties.
(3)	Corresponds to income from Seguros Agromercantil Guatemala insurance operations. See Note 9 Goodwill and intangible assets, net.

Schedule of dividends received, and share of profits of equity method investees

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
	In millions of COP
Dividends (1)	84,183	67,582	32,248
Equity investments (2)	71,207	86,399	(19,680)
Equity method (3)	249,231	187,814	253,602
Gains on sale of investments is subsidiarys and associates (3) (4)	77,916	-	-
Others(5)	(101,938)	(47,765)	24,472
Total dividends received, and share of profits of equity method investees	380,599	294,030	290,642
(1)

Dividends received from equity investments at fair value through profit or loss as of December 31, 2019, 2018 and 2017 amount COP 73,685, COP 54,477 and COP 20,297, respectively. Dividends from equity investments at fair value through OCI amount COP 10,498, COP 13,105 and COP 11,951, respectively. As of December 31, 2019, 2018 and 2017, the amount includes dividends of investments derecognised for COP 4,100, COP 950 and COP 1,556, respectively.

(2)	As of December 31, 2018, there is a profit on capital investments due to the increase in fair value in the portfolio measured at fair value through the profit or loss held by Banagricola S.A.
(3)	For further information, see Note 8 investments in associates and joint ventures.
(4)

Corresponds to gains on sale of investments in associates Concesiones CCFC, Avefarma S.A.S, Glashfarma Tech S.A.S and Panamerican Pharmaceutical Holding Inc. for COP 33,253, the winding up of joint venture Servicios de Aceptación S.A.S for COP 8,927 and the sale of subsidiaries Arrendamiento Operativo CIB and Fiduperú S.A, for COP 35,736.

(5)	For further information see Note 17 Borrowings from other financial institutions.